Exploration Contracts (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Exploration Contracts.
Summary of reconciliation of the Company's exploration licenses

		Marawa
	NORI	Option	TOML
	Contract	Agreement	Contract	Total
December 31, 2019	$250	$199	$—	$449
TOML Acquisition (Note 7)	—	—	42,701	42,701
December 31, 2020	$250	$199	$42,701	$43,150
December 31, 2021	$250	$199	$42,701	$43,150

Schedule of breakdown of exploration expenses

		NORI	Marawa	TOML
		Exploration	Option	Exploration
For the year ended December 31, 2021	General	Contract	Agreement	Contract	Total
Exploration labor	$—	$2,769	$606	$672	$4,047
Offshore campaigns	—	38,956	33	43	39,032
Share-based compensation (Note 16)	—	17,116	4,401	5,453	26,970
Amortization	—	448	—	4	452
External consulting	12	6,403	200	199	6,814
Travel, workshop and other	—	1,064	123	254	1,441
PMTS	—	11,400	1,425	1,425	14,250
	$12	$78,156	$6,788	$8,050	$93,006

		NORI	Marawa	TOML
		Exploration	Option	Exploration
For the year ended December 31, 2020	General	Contract	Agreement	Contract	Total
Exploration labor	$—	$1,558	$722	$501	$2,781
Offshore campaigns	—	23,119	2,619	2,255	27,993
Share-based compensation (Note 16)	—	449	276	108	833
Amortization	—	556	—	6	562
External consulting	40	2,829	650	649	4,168
Travel, workshop and other	—	664	191	22	877
PMTS	—	9,333	1,167	1,167	11,667
	$40	$38,508	$5,625	$4,708	$48,881

Schedule of breakdown of exploration expenses

	NORI	Marawa	TOML
	Exploration	Option	Exploration
Three months ended March 31, 2022	Contract	Agreement	Contract	Total
Exploration labor	$1,017	$187	$190	$1,394
Offshore campaigns	185	28	28	241
Share-based compensation (Note 6)	1,993	451	455	2,899
Amortization	94	—	1	95
External consulting	1,140	29	11	1,180
Travel, workshop and other	166	33	32	231
PMTS	1,043	130	130	1,303
	$5,638	$858	$847	$7,343

	NORI	Marawa	TOML
	Exploration	Option	Exploration
Three months ended March 31, 2021 (Restated)	Contract	Agreement	Contract	Total
Exploration labor	$436	$188	$166	$790
Offshore campaigns	13,330	1,666	1,666	16,662
Share-based compensation (Note 6)	9,979	4,240	3,919	18,138
Amortization	97	—	1	98
External consulting	1,539	259	289	2,087
Travel, workshop and other	150	80	102	332
	$25,531	$6,433	$6,143	$38,107